Reporting Segments - Schedule of Assets and Liabilities (Detail) - CLP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of geographical areas [line items]
Cash and deposits in banks	$ 2,875,942	$ 3,089,072	$ 2,129,179
Cash items in process of collection	442,662	173,192
Financial instruments at fair value through profit or loss	301,239	582,710
Financial instruments at fair value through other comprehensive income	3,914,198	3,970,899
Loans and accounts receivable at amortized cost and interbank loans	22,074,631	21,583,229
Investment in associates	8,218	7,149
Financial instruments at amortized cost	173,227	111,542
Investments under resale agreements	122,998	105,580
Financial derivative contracts	2,588,103	3,982,803
Intangible assets	702,939	718,683
Property, plant, and equipment	72,831	80,615
Right of use assets under lease agreements	128,765	146,008
Current taxes	100,123	64,699
Deferred taxes	273,589	312,556
Other assets	498,099	542,633
Other non-current assets held for sale	15,143	15,078
TOTAL ASSETS	34,292,707	35,486,448
LIABILITIES
Deposits and other demand liabilities	6,550,657	6,197,406
Cash in process of being cleared	420,259	154,232
Obligations under repurchase agreements	483,241	638,851
Time deposits and other time liabilities	10,269,825	11,433,064
Financial derivative contracts	2,377,921	3,673,591
Interbank borrowings	4,453,688	3,798,978
Debt instruments issued	6,335,525	6,204,856
Other financial liabilities	29,163	13,123
Lease contracts liabilities	133,594	151,885
Current taxes	344	1,766
Deferred taxes	102	237
Provisions	175,779	135,090
Other liabilities	684,594	700,034
Liabilities directly associated with non-current assets held for sale	0	0
TOTAL LIABILITIES	31,914,692	33,103,113
Goodwill generated in business combination	492,512	492,512
Chile [member]
Disclosure of geographical areas [line items]
Cash and deposits in banks	2,469,761	2,761,202
Cash items in process of collection	442,141	173,099
Financial instruments at fair value through profit or loss	88,859	145,671
Financial instruments at fair value through other comprehensive income	3,402,139	3,353,241
Loans and accounts receivable at amortized cost and interbank loans	18,029,772	17,503,371
Investment in associates	8,218	7,149
Financial instruments at amortized cost	7	7,202
Investments under resale agreements	116,606	84,173
Financial derivative contracts	2,495,053	3,817,286
Intangible assets	668,836	682,695
Property, plant, and equipment	49,396	56,756
Right of use assets under lease agreements	108,394	117,513
Current taxes	73,929	44,976
Deferred taxes	221,294	264,668
Other assets	430,411	453,702
Other non-current assets held for sale	12,237	10,818
TOTAL ASSETS	28,617,053	29,483,522
LIABILITIES
Deposits and other demand liabilities	4,566,185	3,939,501
Cash in process of being cleared	420,259	154,231
Obligations under repurchase agreements	142,737	399,593
Time deposits and other time liabilities	8,920,893	9,984,010
Financial derivative contracts	2,301,356	3,494,611
Interbank borrowings	3,976,708	3,393,160
Debt instruments issued	5,588,827	5,472,392
Other financial liabilities	29,163	13,123
Lease contracts liabilities	111,549	125,265
Current taxes	219	596
Provisions	107,675	33,310
Other liabilities	605,233	619,955
Liabilities directly associated with non-current assets held for sale	0	0
TOTAL LIABILITIES	26,770,804	27,629,747
Colombia [member]
Disclosure of geographical areas [line items]
Cash and deposits in banks	406,181	327,870
Cash items in process of collection	521	93
Financial instruments at fair value through profit or loss	212,380	437,039
Financial instruments at fair value through other comprehensive income	512,059	617,658
Loans and accounts receivable at amortized cost and interbank loans	4,044,859	4,079,858
Financial instruments at amortized cost	173,220	104,340
Investments under resale agreements	6,392	21,407
Financial derivative contracts	93,050	165,517
Intangible assets	34,103	35,988
Property, plant, and equipment	23,435	23,859
Right of use assets under lease agreements	20,371	28,495
Current taxes	26,194	19,723
Deferred taxes	52,295	47,888
Other assets	67,688	88,931
Other non-current assets held for sale	2,906	4,260
TOTAL ASSETS	5,675,654	6,002,926
LIABILITIES
Deposits and other demand liabilities	1,984,472	2,257,905
Cash in process of being cleared		1
Obligations under repurchase agreements	340,504	239,258
Time deposits and other time liabilities	1,348,932	1,449,054
Financial derivative contracts	76,565	178,980
Interbank borrowings	476,980	405,818
Debt instruments issued	746,698	732,464
Lease contracts liabilities	22,045	26,620
Current taxes	125	1,170
Deferred taxes	102	237
Provisions	68,104	101,780
Other liabilities	79,361	80,079
Liabilities directly associated with non-current assets held for sale	0	0
TOTAL LIABILITIES	$ 5,143,888	$ 5,473,366